Income Taxes (Details 2) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Summary of deferred tax assets and valuation allowance
Operating loss carry-forward	$ 4,800,000	$ 3,100,000
Deferred tax asset before Valuation allowance	4,800,000	3,100,000
Valuation allowance	$ (4,800,000)	$ (3,100,000)
Net deferred tax asset